SCHEDULE OF MATURITIES OF CONTRACTUAL OBLIGATIONS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Operating lease commitments for property management expenses under lease agreements, Total	$ 26,440	$ 50,613
Operating lease commitments for property management expenses under lease agreements, 2025	26,440
Operating lease commitments for property management expenses under lease agreements, 2024		44,498
Operating lease commitments for property management expenses under lease agreements, 2025		6,115
Operating lease commitments for property management expenses under lease agreements, 2026
Operating lease commitments for property management expenses under lease agreements, 2027